Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2023	Jun. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 2,032	$ 800
Restricted cash			30
Working capital			3,300
Net income from continuing operations			17,462	(28,211)	$ (31,486)
Cash outflows			2,485	(10,264)	3,412
Impairment loss of long-lived assets
Revenue
Deferred revenue recognized				3,093
Advertising expenditures included in sales and marketing expenses
Fair value of share			5,217
Escrow shares			10,482
Subscriptions shares issued			392
Ownership exchange amount			$ 5,217
Share-based compensation, percentage			70.00%
Holu Hou Energy LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Subscriptions shares issued			$ 9,423
Advisor [Member]
Summary of Significant Accounting Policies [Line Items]
Subscriptions shares issued			$ 392
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	190,168,698	298,406,545
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	15,895,015	18,681,481